Statement of Changes in Net Assets Available for Benefits - EBP 005	12 Months Ended
Dec. 30, 2025 USD ($)
Contributions:
Employee	$ 7,651,470
Employee rollovers	1,033,102
Employer, net of forfeitures	6,130,888
Total contributions	14,815,460
Net investment income:
Net appreciation in fair value of investments	26,195,513
Interest and dividends	1,266,290
Total net investment income	27,461,803
Interest income on notes receivable from participants	268,365
Total net additions	42,545,628
Deductions:
Benefits paid to participants and change in defaulted notes receivable from participants	17,716,409
Administrative and other expenses	321,904
Total deductions	18,038,313
Net increase	24,507,315
Net assets available for benefits at beginning of year	209,677,429
Net assets available for benefits at end of year	$ 234,184,744